Note 21 (Tables)	12 Months Ended
Dec. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Non Current Assets And Disposal Groups Classified As Held For Sale Breakdown By Items [Table Text Block]
The composition of the balances under the headings “Non-current assets and disposal groups classified as held for sale” and “liabilities included in disposal groups classified as held for sale” in the consolidated balance sheets, broken down by the origin of the assets, is as follows:

Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale. Breakdown by items (Millions of Euros)
	2023	2022	2021
ASSETS
Foreclosures and recoveries	943	1,070	1,218
Other assets from tangible assets (1)	1,026	1,063	563
Companies held for sale	43	40	41
Accrued amortization (2)	(84)	(93)	(112)
Impairment losses (1)	(1,005)	(1,057)	(650)
Total	923	1,022	1,061
LIABILITIES
Companies held for sale	—	—	—
Total	—	—	—
(1) The variation in 2022 corresponds mainly to the reclassification of offices previously in own use and now closed after the closing of the transaction with Merlin Properties (see Note 17). In 2021, it includes the reclassification of owned offices and facilities from "tangible assets" to "non-current assets and disposal groups classified as held for sale" and the adjustments due to the closing of the owned offices and the decommissioning of facilities after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 24 and 50).
(2) Corresponds to the accumulated depreciation of assets before their classification as "Non-current assets and disposal groups classified as held for sale".

Non current assets and disposal groups classified as held for sale changes in the year [Table Text Block]
The changes in the balances of “Non-current assets and disposal groups classified as held for sale” in 2023, 2022 and 2021, are as follows:

Non-current assets and disposal groups classified as held for sale (Millions of Euros)
	Notes		Foreclosed assets			Property, Plant and Equipment (1)			Companies held for sale			Total
Cost (a)		2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Balance at the beginning		1,070	1,218	1,398	970	452	391	39	41	84,792	2,078	1,711	86,581
Additions		190	211	245	2	1	—		2	522	192	214	768
Contributions from merger transactions		—	—	—	—	592	—	—	—	—	—	592	—
Retirements (sales and other decreases)		(323)	(353)	(298)	(34)	(110)	(39)	—	(2)	(83,172)	(357)	(465)	(83,509)
Transfers, other movements and exchange differences		6	(6)	(127)	5	35	100	4	(2)	(2,100)	15	27	(2,128)
Disposals by companies held for sale		—	—	—	—	—	—	—	—	—	—	—	—
Balance at the end		943	1,070	1,218	943	970	452	43	39	41	1,928	2,078	1,711

Impairment (b)
Balance at the beginning		356	381	386	701	269	208	—	—	—	1,057	650	594
Additions	50	16	64	36	27	158	62	—	—	—	42	221	97
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—	—	—	—	—
Contributions from merger transactions		—	—	—	—	—	—	—	—	—	—	—	—
Retirements (sales and other decreases)		(89)	(102)	(65)	(22)	(46)	(13)	—	—	—	(111)	(148)	(78)
Other movements and exchange differences		16	13	24	1	320	12	—	—	—	17	333	36
Disposals by companies held for sale		—	—	—	—	—	—	—	—	—	—	—	—
Balance at the end		299	356	381	706	701	269	—	—	—	1,005	1,057	650
Balance at the end of net carrying value (a)-(b)		644	714	837	236	269	183	43	39	41	923	1,022	1,061
(1) Net of accumulated amortization until assets were reclassified as “Non-current assets and disposal groups classified as held for sale”.